Nature of Business and Significant Accounting Policies - Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Contributions	$ 1.5	$ 1.0	$ 1.1